Related Party Balances and Transactions - Additional Information (Details) ¥ in Millions		6 Months Ended
	Jul. 12, 2017 shares	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 28, 2016
Related Party Transaction [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired						5.00%
Due to Related Parties, Current			$ 1,055,926	$ 1,055,926	$ 1,626,120
Due from Related Parties, Current			1,415,000		0
Shangchi Automobile [Member]
Related Party Transaction [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	70.00%
Advances to Related Party [Member]
Related Party Transaction [Line Items]
Related party transaction		¥ 10	1,415,000
Dr. Henglong Chen and his affiliates [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current			969,430	969,430	932,616
Dr. Henglong Chen and his affiliates [Member] | Shangchi Automobile [Member]
Related Party Transaction [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	2,500,000
Forasen Group, controlled by Mr. Zhengyu Wang, Chairman and previous CEO of the Company [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current			693,138		692,140
Mr. Wangfeng Yan, CEO And His Affiliate Lishui JiuAnJu Commercial Trade Co., Ltd [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current			17,089		$ 1,364
Due from Related Parties, Current				$ 606,642
Lishui JiuAnJu Commerical Trade Co., Ltd [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Current			$ 623,731